SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share options [Abstract]
Schedule of Grants of Share Options and Warrants

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2019	10,908,200	1.83	0.67 –4.36
Granted	4,370,000	0.68	0.46 –0.78
Exercised	-	-	-
Expired / Forfeited	(2,974,210)	2.25	0.66 –4.23

Outstanding at end of year	12,303,990	1.31	0.46 –4.36

Exercisable at end of year	6,622,667	1.73	1.24 –4.36

Outstanding January 1, 2020	12,303,990	1.31	0.46 –4.36
Granted	9,100,000	0.38	0.19 –1.10
Exercised	-	-	-
Expired / Forfeited	(1,918,000)	2.14	0.19-4.21

Outstanding at end of year	19,485,990	0.79	0.19-4.36

Exercisable at end of year	7,959,323	1.27	0.66-4.36

Outstanding January 1, 2021	19,485,990	0.79	0.19-4.36
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(758,000)	1.07	0.19-4.21

Outstanding at end of year	18,727,990	0.78	0.19-4.36

Exercisable at end of year	13,401,322	0.93	0.19-4.36

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘ADS’ Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2019	2,727,050	7.32	2.68 - 17.44
Granted	1,092,500	2.72	1.83 – 3.10
Exercised	-	-	-
Expired / Forfeited	(743,552)	8.99	2.64 – 16.92

Outstanding at end of year	3,075,998	5.24	1.83–17.45

Exercisable at end of year	1,655,667	6.92	4.95 –17.45

Outstanding January 1, 2020	3,075,998	5.24	1.83–17.45
Granted	2,275,000	1.52	0.77 - 4.41
Exercised	-	-	-
Expired / Forfeited	(479,500)	8.56	0.77 - 16.84

Outstanding at end of year	4,871,498	3.15	0.77 - 17.45

Exercisable at end of year	1,989,831	5.08	2.64 –17.45

Outstanding January 1, 2021	4,871,498	3.15	0.77 - 17.45
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(189,500)	4.28	0.76 - 16.84

Outstanding at end of year	4,681,998	3.12	0.76-17.44

Exercisable at end of year	3,350,331	3.72	0.76-17.44

Schedule of Range of Prices of Stock Options

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	13,000,006	0.48	3.54	7,960,004	0.55	2.92
US$1.00-US$2.05	5,228,000	1.34	0.79	4,941,334	1.35	0.99
US$2.06- US$2.99	439,984	2.53	0.03	439,984	2.53	0.04
US$3.00 -US$4.36	60,000	4.17	0.00	60,000	4.17	0.00

	18,727,990			13,401,322

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	3,250,002	1.94	3.54	1,990,001	2.19	2.92
US$4.00-US$8.20	1,307,000	5.36	0.79	1,235,334	5.40	0.99
US$8.24- US$11.96	109,996	10.13	0.03	109,996	10.13	0.04
US$12.00 -US$17.45	15,000	16.67	0.00	15,000	16.67	0.00

	4,681,998			3,350,331

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2020 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	13,260,006	0.48	4.14	2,106,673	0.69	1.44
US$1.00-US$2.05	5,664,000	1.34	1.11	5,290,667	1.35	2.44
US$2.06- US$2.99	499,984	2.52	0.05	499,984	2.52	0.13
US$3.00 -US$4.36	62,000	4.17	0.00	62,000	4.17	0.01

	19,485,990			7,959,324

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	3,315,002	1.92	4.17	526,668	2.76	1.44
US$4.00-US$8.20	1,416,000	5.36	1.10	1,322,667	5.40	2.44
US$8.24- US$11.96	124,996	10.08	0.05	124,996	10.08	0.13
US$12.00 -US$17.45	15,500	16.68	0.00	15,500	16.68	0.01

	4,871,498			1,989,831

Schedule of Fair Value of the Options Vesting Period

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Share-based payments – cost of sales	5	12	26
Share-based payments – selling, general and administrative	1,095	780	732

Total – continuing operations	1,100	792	758
Share-based payments – discontinued operations	-	-	-

Total	1,100	792	758

Schedule of Assumption Determining Fair Value of Share Options

	Key management personnel	Other employees	Key management personnel	Other employees	Key management personnel	Other employees
	2021	2021	2020	2020	2019	2019
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	- / -	- / -	US$0.20 / (US$0.80)	US$0.27 / (US$1.08)	US$0.14 / (US$0.56)	US$0.25 / (US$1.02)

Total ‘A’ share options granted / (ADS’s equivalent)	- / -	- / -	8,480,000 / (2,120,000)	620,000 / (155,000)	4,060,000 / (1,015,000)	310,000 / (77,500)

Weighted average share price per ‘A’ share / (per ADS)	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)	US$0.46 / (US$1.84)	US$0.64 / (US$2.53)

Weighted average exercise price per ‘A’ share / (per ADS)	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)	US$0.69 / (US$2.74)	US$0.64 / (US$2.53)

Weighted average expected volatility	-%	-%	66.98%	65.89%	51.18%	47.31%

Weighted average expected life	-	-	4.34	4.35	4.15	4.42

Weighted average risk free interest rate	-%	-%	0.44%	0.42%	1.84%	2.23%